Contingencies and Commitments - Summary of Provisions for Contingencies (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Contingency provisions	$ 430,578,034	$ 48,201,999
Restructuring provision	312,120,192
Other Contingencies
Disclosure of other provisions [line items]
Contingency provisions	81,157,187	38,172,708
For Commercial Lawsuits/Legal matters
Disclosure of other provisions [line items]
Contingency provisions	33,586,769	24,985,976
For Labor Lawsuits
Disclosure of other provisions [line items]
Contingency provisions	923,760	2,116,357
For Claims and Credit Cards
Disclosure of other provisions [line items]
Contingency provisions	217	473
For Guarantees Granted
Disclosure of other provisions [line items]
Contingency provisions	0	2,701
For Other Contingencies
Disclosure of other provisions [line items]
Contingency provisions	46,646,441	11,067,201
For Termination Benefits(*)
Disclosure of other provisions [line items]
Contingency provisions	349,301,215	9,489,614
Difference for Dollarization of Judicial Deposits—Communication “A” 4686
Disclosure of other provisions [line items]
Contingency provisions	$ 119,632	$ 539,677